Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31,
	2016	2015
Domestic	$3,345	$1,868
Foreign	862	715
Total	$4,207	$2,583

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2016	2015
Current
Domestic -- Federal	$1,295	$523
Domestic -- state	74	45
Foreign	45	(14)
Total	$1,414	$554
Deferred
Domestic -- Federal	$(39)	$12
Domestic -- state	10	(9)
Foreign	164	165
Total	135	168
Income tax expense	$1,549	$722

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
Deferred tax assets:	2016	2015
Depreciation of property and equipment	$580	$580
Intangibles	311	279
Inventories	182	186
Accrued vacation pay and stock-based compensation	161	151
Net operating loss ("NOL") (state and foreign)	71	264
Allowance for doubtful accounts	55	55
Acquisition costs	28	31
Accrued warranty	9	5
Other	7	13
Total	1,404	1,564
Valuation allowance	-	(15)
Deferred tax assets	1,404	1,549
Deferred tax liabilities:
Net intangible assets	(212)	(222)
Unremitted earnings of foreign subsidiaries	(82)	(82)
Deferred tax liabilities	(294)	(304)
Net deferred tax assets	$1,110	$1,245

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2016	2015
Expected income tax provision at U.S. statutory rate	$1,430	$878
Increase (decrease) in tax from:
Foreign income tax rate differences	(258)	(64)
Current year tax credits (foreign and research)	(140)	(207)
Domestic production activities deduction	(112)	(68)
Changes in valuation allowance	(15)	(85)
Deemed dividend from foreign subsidiaries	396	151
NOL carryforwards utilized	180	99
Domestic tax expense, net of Federal benefit	55	33
Nondeductible expenses	14	15
Other	(1)	(30)
Income tax expense	$1,549	$722